Note 8 - Stockholders' Equity (Details Textual) - $ / shares	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Oct. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 07, 2017	Dec. 06, 2017	Dec. 31, 2015
Preferred Stock, Shares Authorized			10,000,000	10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding, Ending Balance			0	0	0
Common Stock, Shares Authorized			400,000,000	400,000,000	400,000,000	400,000,000	250,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued, Total			173,638,549	140,763,549	108,613,549
Common Stock, Shares, Outstanding, Ending Balance			173,638,549	140,763,549	108,613,549
Stock Issued During Period, Shares, Issued for Services			1,500,000
Shares Issued, Price Per Share			$ 0.04
Convertible Units, Number of Warrants Called by Each Unit	1
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.15	$ 0.14	$ 0.36			$ 1.15
Stock Issued During Period, Shares, in Lieu of Payment for Fees Associated with Private Placement		2,275,000		2,275,000
Stock Issued During Period, in Lieu of Payment for Fees Associated with Private Placement, Price Per Share				$ 0.04
Stock Issued During Period, Shares, Warrant Exercised				3,125,000
Stock Issued During Period, Warrant Exercised, Exercise price				$ 0.04
Director [Member]
Stock Issued During Period, Shares, Issued for Services				250,000
Shares Issued, Price Per Share				$ 0.36
Sale of Stock, One [Member]
Shares Issued, Price Per Share			$ 0.04
Stock Issued During Period, Shares, New Issues			17,375,000
Sale of Stock, Two [Member]
Shares Issued, Price Per Share			$ 0.05
Stock Issued During Period, Shares, New Issues			3,000,000
Sale of Stock, Three [Member]
Shares Issued, Price Per Share			$ 0.10
Stock Issued During Period, Shares, New Issues			1,000,000
Sale of Stock, Four [Member]
Shares Issued, Price Per Share			$ 0.04
Stock Issued During Period, Shares, New Issues			2,000,000
Private Placement [Member]
Shares Issued, Price Per Share			$ 0.15
Stock Issued During Period, Shares, New Issues	10,933,333	26,500,000	8,000,000	26,500,000	10,933,333
Convertible Units, Number of Warrants Called by Each Unit			1	1	1
Convertible Units, Number of Common Shares Called by Each Unit			1	1	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1	0.25	0.3
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.08	$ 0.04
Stock Issued During Period, Shares, in Lieu of Payment for Fees Associated with Private Placement				2,275,000